Weighted Average Common Shares (Tables)	12 Months Ended
Sep. 30, 2012
Weighted Average Common Shares [Abstract]
Schedule Of Basic And Diluted Earnings Per Common Share Reconciliation

(shares in millions)	2010	2011	2012
Basic shares outstanding	750.7	748.5	730.6
Dilutive shares	6.3	5.0	4.0
Diluted shares outstanding	757.0	753.5	734.6